Prepaid Expenses (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Prepaid Expense, Current [Abstract]
Prepaid products and services	$ 341,940	$ 873,617
Prepaid rent and security deposit	63,112	43,112
Prepaid expenses, net	$ 405,052	$ 916,729